Commitment and Contingencies (Tables)	12 Months Ended
Jun. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
Other Commitments
As of June 30, 2023, commitments of the Company in the normal course of business in excess of one year were as follows:

	Commitments
	June 30 2024	June 30 2025	June 30 2026	June 30 2027	June 30 2028	Thereafter	Total
Contractual obligations	$11,225	$12,588	$16,276	$39,207	$39,563	$799,225	$918,084
Letters of credit	8,382	—	—	—	—	—	8,382

Total commitments	$19,607	$12,588	$16,276	$39,207	$39,563	$799,225	$926,466